UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number        811-21186
Williams Capital Management Trust

(Exact name of registrant as specified in charter)
570 Seventh Avenue, Suite 504
New York, NY 10018

(Address of principal executive offices) (Zip code)
Dail St. Claire
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

(Name and address of agent for service)
Registrant’s telephone number, including area code:       (212) 373-4260
Date of fiscal year end:       October 31, 2007
Date of reporting period:       October 31, 2007
Item 1.   Reports to Stockholders.

Williams Capital
Liquid Assets Fund

A series of the Williams Capital Management Trust

October 31, 2007

Annual Report

Institutional Shares

Investment Adviser: Williams Capital Management, LLC

Table of Contents

President’s Letter	1
Sector/Industry Allocation	2
Disclosure of Fund Expenses	3
Portfolio of Investments	5
Statement of Assets and Liabilities	11
Statement of Operations	12
Statements of Changes in Net Assets	13
Financial Highlights	14
Notes to Financial Statements	15
Quarterly Portfolio Schedule	20
Report of Independent Registered Public Accounting Firm	21
Trustees and Officers	22

A description of the policies and procedures that the Williams Capital Liquid Assets Fund (the “Fund”) uses to determine how to vote proxies relating to the portfolio securities and information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-WCM-FUND or on the Securities and Exchange Commission’s website at http://www.sec.gov.

This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus. An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information about the investment company can be found in the Fund’s prospectus. To obtain an additional prospectus, please call 1-866-WCM-FUND. Please read the prospectus carefully before investing.

The Fund is distributed by ALPS Distributors, Inc.

Shares of the Fund are not deposits or obligations of, or guaranteed or endorsed by, Williams Capital Management, LLC, any of its affiliates or the distributor. Shares are NOT FDIC INSURED, nor are they insured by any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. An investment in the Fund involves investment risk, including possible loss of principal.

Williams Capital Liquid Assets Fund
President’s Letter

Dear Shareholder,

We greatly appreciate your investment in the Williams Capital Liquid Assets Fund (the “Fund”). The Fund’s Annual Report for November 1, 2006, through October 31, 2007, is contained in the following pages.

Williams Capital Management is dedicated to providing our shareholders and prospective investors with relevant information regarding the positioning of the Fund. We continue to manage the Fund with a focus on safety and liquidity. The Fund portfolio is composed of high quality credit and we keep the portfolio’s weighted average maturity in a tight range.

The fiscal year was marked by a few major market events that started with the deteriorating market conditions in sub-prime mortgage lending, which led to the demise of several sub-prime mortgage lenders. This led to the widening of credit spreads in the asset backed security market which impacted financial institutions. The Federal Reserve lowered the Fed Funds target rate by 50 basis points in September to 4.75% for the first time since the summer of 2003 and an additional 25 basis points at the October 31 FOMC meeting. The other market event was the tremendous volatility across many fixed income sectors largely caused by the nervousness surrounding in sub-prime mortgages. This collapse became increasingly problematic as it led to liquidity constraints in other areas of the market. This event, coupled with weakening data in certain areas of the economy, led to fears of an economic slowdown. The Fed also acknowledged that economic expansion will likely slow and the housing market remains a concern.

In our view, the Fed statements after the October FOMC meeting indicated that barring a major market meltdown, the next move won’t take place until 2008 at the earliest. This view was reinforced by the release of the monthly employment report. The economy added 166,000 new jobs in October versus a revised 96,000 new jobs in September. In addition, the unemployment rate was unchanged at 4.7%. We believe that this report will help allay Fed concerns that the weakness in the housing market will be as much of drag on the broader based economy as they feared in early October.

At the close of this fiscal year, we are reminded of how fortunate we are to work with you and look forward to continuing to provide you with high quality service. Thank you for your investment in the Williams Capital Liquid Assets Fund. Please call us with any questions on our toll-free number, 866-WCM-FUND.

Regards,

Dail St. Claire
President & Co-Portfolio Manager

Williams Capital Liquid Assets Fund
Sector/Industry Allocation
October 31, 2007

The following table represents the sector/industry allocation of the Fund as of October 31, 2007. Percentages are based on net assets.

Percentage of
Security Allocation	Net Assets

Corporate Bonds & Notes	30.3%
Other Commercial Paper	21.1%
Asset Backed Commercial Paper	17.4%
Yankee Certificates of Deposit	8.8%
Other Short-Term Investments	8.6%
Master Notes & Promissory Notes	6.2%
Municipal Securities	4.2%
Certificate of Deposit	1.9%
Asset Backed Security	1.3%

Total	99.8%

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
October 31, 2007

As a shareholder of the Fund, you incur ongoing costs, including management fees; and other Fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 through October 31, 2007.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Williams Capital Liquid Assets Fund
Disclosure of Fund Expenses
October 31, 2007 (Continued) (Unaudited)

	Beginning	Ending	Expense Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	5/1/07	10/31/07	5/1/07 - 10/31/07	5/1/07 - 10/31/07

Actual	$1,000.00	$1,026.60	$0.92	0.18%
Hypothetical	$1,000.00	$1,024.30	$0.92	0.18%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

ASSET BACKED COMMERCIAL PAPER (17.4%):
$17,000,000	Anglesea Funding, 5.14%, 11/01/07††,†††	P-1/A-1	$17,000,000
1,782,000	Atomium Funding, 5.10%, 11/16/07††,†††	P-1/A-1+	1,778,213
15,000,000	Cedar Springs, 5.45%, 11/06/07††,†††*	P-1/A-1	14,988,646
10,000,000	Cedar Springs, 5.35%, 11/07/07††,†††*	P-1/A-1	9,991,083
5,000,000	Galleon Capital, 4.82%, 11/13/07††,†††	P-1/A-1	4,991,967
10,000,000	Gotham Funding, 5.34%, 11/26/07††,†††	P-1/A-1	9,963,889
5,000,000	Gotham Funding, 5.35%, 12/27/07††,†††	P-1/A-1	4,959,478
20,000,000	Keel Capital, Inc., 5.05%, 11/01/07††,†††	P-1/A-1+	20,000,000
7,000,000	Keel Capital, Inc., 4.86%, 11/26/07††,†††	P-1/A-1+	6,976,472
7,000,000	North Sea Funding, 5.10%, 11/08/07††,†††	P-1/A-1+	6,993,058
15,000,000	Surrey Funding, 5.20%, 11/05/07††,†††	P-1/A-1+	14,991,333
1,370,000	Sydney Capital, Inc., 5.42%, 11/01/07††,†††	P-1/A-1+	1,370,000
10,000,000	Sydney Capital, Inc., 5.11%, 11/02/07††,†††	P-1/A-1+	9,998,583
10,000,000	Three Rivers Funding, 5.05%, 11/01/07††,†††	P-1/A-1	10,000,000
5,000,000	Zela Finance, 5.36%, 1/18/08††,†††	P-1/A-1+	4,943,504

TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $138,946,226)			138,946,226

ASSET BACKED SECURITY (1.3%):
10,000,000	Paragon Mortgages PLC, Series 15A, Class A1, 5.09%, 11/15/07†	Aaa/AAA	10,000,000

TOTAL ASSET BACKED SECURITY (Cost $10,000,000)			10,000,000

CERTIFICATE OF DEPOSIT (1.9%):
15,000,000	Citibank, NA, 5.44%, 11/26/07	P-1/A-1+	15,000,000

TOTAL CERTIFICATE OF DEPOSIT (Cost $15,000,000)			15,000,000

CORPORATE BONDS & NOTES (30.3%):
	Computers (0.1%):
400,000	International Business Machines Corp., 5.132%, 11/08/07†	A1/A+	400,070

	Diversified Financial Services (9.2%):
10,500,000	American Express Credit Corp., 5.225%, 11/05/07†	Aa3/A+	10,500,619
6,500,000	American Express Credit Corp., 5.783%, 12/05/07†	Aa3/A+	6,503,573
6,000,000	American Express Credit Corp., 3.00%, 5/16/08	Aa3/A+	5,942,522
5,000,000	Lehman Brothers Holdings, Inc., 5.078%, 11/23/07†	A1/A+	5,000,000
5,000,000	Lehman Brothers Holdings, Inc., 5.19%, 12/27/07†	A1/A+	5,000,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$5,000,000	Merrill Lynch & Co., Inc., 5.231%, 11/15/07†	Aa3/A+	$5,000,769
5,000,000	Merrill Lynch & Co., Inc., 5.175%, 11/19/07†	Aa3/A+	4,995,709
1,400,000	Merrill Lynch & Co., Inc., 5.585%, 11/23/07†	Aa3/A+	1,396,301
5,000,000	Merrill Lynch & Co., Inc., 5.988%, 11/23/07†	Aa3/A+	5,000,000
4,000,000	Morgan Stanley, 4.98%, 11/01/07†	Aa3/A+	4,000,000
5,000,000	Morgan Stanley, 5.118%, 11/01/07†	Aa3/A+	5,001,075
12,150,000	Morgan Stanley, 5.246%, 11/05/07†	Aa3/A+	12,150,660
3,000,000	Morgan Stanley, 4.909%, 11/27/07†	Aa3/A+	3,000,000

			73,491,228

	Finance — Other Services (5.2%):
10,000,000	CIT Group, Inc., 5.57%, 11/21/07†	A2/A	10,000,876
2,390,000	CIT Group, Inc., 5.704%, 11/23/07†	A2/A	2,391,689
3,000,000	CIT Group, Inc., 4.00%, 5/08/08	A2/A	2,977,164
5,000,000	Nationwide Building Society, 5.182%, 11/07/07†,††	Aa3/A+	5,000,000
7,000,000	Nationwide Building Society, 4.829%, 11/29/07†,††	Aa3/A+	6,966,258
5,500,000	Nationwide Building Society, 5.278%, 12/28/07†,††	Aa3/A+	5,500,000
9,000,000	Nationwide Building Society, 5.208%, 12/31/07†,††	Aa3/A+	8,956,235

			41,792,222

	Insurance (2.8%):
7,000,000	AIG SunAmerica Global Financing, 5.85%, 8/01/08	Aa2/AA+	7,046,238
10,000,000	ASIF Global Financing XXX, 4.97%, 11/23/07†,††	Aa2/AA+	10,000,000
5,000,000	Metropolitan Life Global Funding I, 4.988%, 11/23/07†,††	Aa2/AA	5,000,000

			22,046,238

	Non-U.S. Banking & Financial Services (6.4%):
5,000,000	Alliance & Leicester PLC, 5.132%, 11/08/07†,††	Aa3/A+	5,000,000
5,000,000	HSBC Finance Corp., 5.132%, 11/06/07†	Aa3/A+	4,992,134
15,000,000	Santander US Debt SA, 5.37%, 11/06/07†,††	Aa1/AA	14,989,340
6,300,000	Santander US Debt SA, 5.24%, 1/22/08†,††	Aa1/AA	6,289,254
5,000,000	Svenska Handelsbanken, 5.061%, 11/13/07†,††	Aa1/AA-	5,000,000
5,000,000	Svenska Handelsbanken AB, 4.968%, 11/21/07†,††	Aa1/AA-	5,000,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$5,000,000	UBS AG, 5.40%, 11/28/07	Aa2/AA+	$5,000,000
5,000,000	Westpac Banking Corp., 5.102%, 11/06/07†,††	Aa3/AA-	5,000,000

			51,270,728

	Structured Investment Vehicles (2.3%):
3,000,000	Cullinan Finance Corp., 5.68%, 12/07/07†,††	Aaa/AAA	2,997,461
10,000,000	Cullinan Finance Corp., 5.685%, 12/11/07†,††	Aaa/AAA	9,999,893
5,000,000	Cullinan Finance Corp., 5.345%, 5/15/08††	Aaa/AAA	5,000,000

			17,997,354

	Limited Purpose Finance Company (2.5%):
10,000,000	Sigma Finance, Inc., 4.568%, 11/20/07†,††	Aaa/AAA	9,999,986
10,000,000	Sigma Finance, Inc., 5.35%, 5/19/08††	Aaa/AAA	10,000,000

			19,999,986

	U.S. Banking & Financial Services (1.8%):
5,000,000	US Bank NA, 5.088%, 11/01/07†	Aa1/AA+	4,999,893
4,000,000	Wells Fargo & Co., 5.184%, 11/02/07†	Aa1/AA+	4,000,000
5,000,000	Wells Fargo & Co., 5.171%, 11/05/07†	Aa1/AA+	4,996,383

			13,996,276

TOTAL CORPORATE BONDS & NOTES (Cost $240,994,102)			240,994,102

MASTER NOTES & PROMISSORY NOTES (6.2%):
29,000,000	Banc of America Securities LLC, 4.997%, 8/05/16†	P-1/A-1	29,000,000
20,000,000	Goldman Sachs Group, Inc. (The), 5.018%, 12/21/07†,**,***	P-1/A-1+	20,000,000

TOTAL MASTER NOTES & PROMISSORY NOTES (Cost $49,000,000)			49,000,000

MUNICIPAL SECURITIES (4.2%):
	Taxable Municipal Bonds and Notes (3.8%):
5,830,000	Connecticut Housing Finance Authority, (AMBAC Insured), 4.90%, 11/15/16†	VMIG1/A-1+	5,830,000
1,000,000	New York State Environmental Facscorp, Series B, 5.41%, 12/15/07	P-1/A-1+	1,000,152
5,000,000	North Texas Higher Education Authority, Series D, (AMBAC Insured), SPA, 4.72%, 12/01/46†	VMIG1/A-1+	5,000,000
205,000	Philadelphia Authority for Industrial Development, Special Facilities Revenue, Series B, (AMBAC Insured), SPA, 4.84%, 7/01/10†	VMIG1/A-1+	205,000
4,000,000	Rural Electric Coop Grantor, 4.75%, 12/18/17†	Aa2/AA-	4,000,000
1,300,000	State of Texas, GO, SPA, 4.75%, 6/01/21†	VMIG1/A-1+	1,300,000

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$2,275,000	State of Texas, 4.80%, 12/01/26†	VMIG1/A-1+	$2,275,000
2,000,000	State of Texas, Series A-2, GO, 4.75%, 12/01/29†	VMIG1/A-1+	2,000,000
3,700,000	State of Texas, Series A-2, GO, SPA, 4.80%, 12/01/33†	VMIG1/A-1+	3,700,000
2,810,000	State of Texas, Series B, GO, SPA, 4.75%, 12/01/09†	VMIG1/A-1+	2,810,000
2,400,000	State of Texas, Series B, GO, SPA, 4.75%, 12/01/26†	VMIG1/A-1+	2,400,000

			30,520,152

	Taxable Municipal Commercial Paper (0.4%):
3,000,000	Catholic Health Initiatives, 5.14%, 1/03/08†	P-1/A-1+	3,000,000

TOTAL MUNICIPAL SECURITIES (Cost $33,520,152)			33,520,152

OTHER COMMERCIAL PAPER (21.1%):
	Financial — Banks (2.8%):
15,000,000	JPMorgan Chase & Co., 5.12%, 1/22/08††,†††	P-1/A-1+	14,828,142
8,000,000	JPMorgan Chase & Co., 4.79%, 2/20/08††,†††	P-1/A-1+	7,883,820

			22,711,962

	Diversified Financial Services (2.2%):
500,000	General Electric Capital Corp., 4.82%, 11/30/07††,†††	P-1/A-1+	498,067
10,000,000	Merrill Lynch & Co., Inc., 4.88%, 5/30/08††,†††	P-1/A-1+	9,722,183
7,000,000	Morgan Stanley, 5.31%, 11/01/07†	P-1/A-1	7,000,000

			17,220,250

	Financial — Other Services (1.2%):
5,000,000	CIT Group, Inc., 5.42%, 11/05/07††,†††	P-1/A-1	4,996,989
5,000,000	CIT Group, Inc., 5.53%, 11/09/07††,†††	P-1/A-1	4,993,856

			9,990,845

	Non-U.S. Banking (14.9%):
3,900,000	Banco Santander Central Hispano, 5.33%, 11/15/07††,†††	P-1/A-1+	3,892,053
15,000,000	Barclays US Funding, LLC. 5.09%, 2/19/08††,†††	P-1/A-1+	14,770,833
5,000,000	Barclays US Funding, LLC. 5.15%, 2/29/08††,†††	P-1/A-1+	4,916,000
15,000,000	Depfa Bank PLC, 5.42%, 2/14/08††,†††	P-1/A-1	14,768,125
10,000,000	Depfa Bank PLC, 4.88%, 4/22/08††,†††	P-1/A-1	9,771,256
7,000,000	ING US Funding, LLC, 4.91%, 2/27/08††,†††	P-1/A-1+	6,889,178

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007 (Continued)

		Rating
Principal		(Unaudited)
Amount		Moody’s/S&P	Value

$5,200,000	Royal Bank of Scotland, 4.98%, 3/14/08††,†††	P-1/A-1+	$5,105,448
10,000,000	Societe Generale, 5.30%, 11/05/07††,†††	P-1/A-1+	9,994,261
10,000,000	Societe Generale, 5.30%, 12/07/07††,†††	P-1/A-1+	9,948,600
5,000,000	Societe Generale, 5.15%, 1/22/08††,†††	P-1/A-1+	4,942,144
4,730,000	Societe Generale, 5.00%, 1/31/08†	P-1/A-1+	4,671,055
6,100,000	UBS Finance, Inc., 5.46%, 11/07/07††,†††	P-1/A-1+	6,094,510
8,000,000	UBS Finance, Inc., 5.33%, 1/22/08††,†††	P-1/A-1+	7,905,518
10,000,000	UBS Finance, Inc., 4.77%, 4/01/08††,†††	P-1/A-1+	9,772,339
5,000,000	Westpac Banking Corp., 5.34%, 12/17/07††,†††	P-1/A-1+	4,966,331

			118,407,651

TOTAL OTHER COMMERCIAL PAPER (Cost $168,330,708)			168,330,708

YANKEE CERTIFICATES OF DEPOSIT (8.8%):
5,000,000	Barclays Bank PLC, 5.40%, 7/01/08	P-1/A-1+	5,000,000
20,000,000	Canadian Imperial Bank of Commerce, 5.15%, 12/27/07	P-1/A-1	20,000,000
5,000,000	Canadian Imperial Bank of Commerce, 4.18%, 11/05/08	P-1/A-1	4,968,555
5,000,000	Deutsche Bank, 4.64%, 2/21/08†	P-1/A-1+	5,000,000
5,385,000	Deutsche Bank, 5.30%, 3/07/08	P-1/A-1+	5,384,042
10,000,000	Deutsche Bank, 4.775%, 4/29/08†	P-1/A-1+	10,000,000
20,000,000	Toronto-Dominion Bank, 5.15%, 12/24/07	P-1/A-1+	20,000,291

TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $70,352,888)			70,352,888

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Portfolio of Investments
October 31, 2007 (Continued)

Principal
Amount			Value

OTHER SHORT-TERM INVESTMENTS (8.6%):
$372	Bank of New York Cash Sweep		$372
8,553,000	Barclays Prime Money Market Fund		8,553,000
60,034,000	Reserve Primary Fund		60,034,000

TOTAL OTHER SHORT-TERM INVESTMENTS (Cost $68,587,372)			68,587,372

TOTAL INVESTMENTS (Cost $794,731,448)(a)		99.8%	794,731,448
Other assets in excess of liabilities		0.2%	1,434,675

NET ASSETS		100.0%	$796,166,123

Percentages indicated are based on net assets of $796,166,123.

(a)	Cost and value for federal income tax and financial reporting purposes are the same.
†	Variable rate security. The rate presented is the rate in effect at October 31, 2007.
††	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers. The Adviser using procedures approved by the Board of Trustees has deemed these securities to be liquid.
†††	The rate presented is the effective yield at purchase.
*	Deemed P-1, by Williams Capital Management, LLC.
**	Illiquid security.
***	Security exempt from registration under Rule 144A or Section 4 (2) under the Securities Act of 1933, as amended. These securities may be resold, in transactions exempt from registration, normally, to qualified institutional buyers.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Assets and Liabilities
October 31, 2007

ASSETS:
Investments, at amortized cost	$794,731,448
Cash	104,471
Interest and dividends receivable	3,439,152
Prepaid expenses and other assets	9,693

Total Assets	798,284,764

LIABILITIES:
Dividends payable	1,904,679
Accrued expenses and other payables:
Investment advisory fees	79,338
Custody fees	28,857
Fund accounting and administration fees	31,139
Transfer agency fees	8,682
Trustees’ fees and expenses	9,000
Other fees	56,946

Total Liabilities	2,118,641

NET ASSETS	$796,166,123

NET ASSETS consist of:
Paid-in Capital	$796,186,596
Accumulated net investment income	27,132
Accumulated net realized losses on investment transactions	(47,605)

Net Assets:	$796,166,123

Net asset value, offering price and redemption price per share
($796,166,123/796,186,597 shares outstanding; unlimited shares authorized no par value.)	$1.00

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Operations
For the Year Ended October 31, 2007

INVESTMENT INCOME:
Interest	$42,602,476
Dividends	1,633,498

Total Investment Income	44,235,974

EXPENSES:
Investment advisory fees	985,762
Fund accounting and administration fees	180,953
Custody fees	111,288
Professional fees	89,189
Insurance	44,046
Trustees’ fees and expenses	33,000
Transfer agency fees	37,250
Registration fees	2,886
Other fees	86,794

Total Expenses Before Fee Reductions	1,571,168
Expenses contractually waived by Investment Adviser	(33,382)

Net Expenses	1,537,786

NET INVESTMENT INCOME	42,698,188

NET REALIZED GAIN ON INVESTMENTS:
Realized gain on investments	152

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$42,698,340

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Statement of Changes in Net Assets

	Year Ended	Year Ended
	October 31,	October 31,
	2007	2006

FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$42,698,188	$31,400,565
Net realized gain (loss) on investments	152	(29,098)

Net increase in net assets resulting from operations	42,698,340	31,371,467

DIVIDENDS TO SHAREHOLDERS:
From net investment income	(42,685,251)	(31,395,608)

Change in net assets from dividends to shareholders	(42,685,251)	(31,395,608)

CAPITAL TRANSACTIONS(a):
Net proceeds from sale of shares	993,218,499	1,008,618,569
Net proceeds from dividends reinvested	17,401,587	16,016,481
Cost of shares reacquired	(1,096,039,406)	(674,570,638)

Net increase (decrease) in net assets from Fund share transactions	(85,419,320)	350,064,412

Net increase (decrease) in net assets	(85,406,231)	350,040,271

NET ASSETS:
Beginning of period	881,572,354	531,532,083

End of period	$796,166,123	$881,572,354

Accumulated net investment income	$27,132	$14,195

(a)	Since the Fund has sold, redeemed and issued as reinvestment of dividends shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, redemptions and reinvestments is the same as the value shown for such transactions.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Financial Highlights
For a Share Outstanding Throughout Each Period

	Year Ended		Year Ended	Year Ended		Year Ended		Year Ended
	October 31,		October 31,	October 31,		October 31,		October 31,
	2007		2006	2005		2004		2003(a)

Net asset value, beginning of period	$1.000		$1.000	$1.000		$1.000		$1.000

INVESTMENT ACTIVITIES:
Net investment income	0.052		0.047	0.027		0.011		0.008
Net realized gain on investments	0.000	(b)	—	0.000	(b)	0.000	(b)	0.000	(b)

Total from Investment Activities	0.052		0.047	0.027		0.011		0.008

DISTRIBUTIONS:
From net investment income	(0.052)		(0.047)	(0.027)		(0.011)		(0.008)
From net realized gains on investments	—		—	—		(0.000)	(b)	(0.000)	(b)

Total dividends	(0.052)		(0.047)	(0.027)		(0.011)		(0.008)

Net asset value, end of period	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	5.32%		4.76%	2.73%		1.09%		0.81%	(c)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000’s)	$796,166		$881,572	$531,532		$411,535		$175,960
Ratio of expenses to average net assets	0.19%		0.20%	0.20%		0.20%		0.20%	(d)
Ratio of net investment income to average net assets	5.20%		4.71%	2.75%		1.14%		1.01%	(d)
Ratio of expenses to average net assets*	0.19%		0.22%	0.24%		0.31%		0.46%	(d)

*	During the period, certain expenses were contractually waived. If such fee reductions had not occurred, the ratios would have been as indicated.
(a)	For the period January 15, 2003 (commencement of operations) through October 31, 2003.
(b)	Amount represents less than $0.001 per share.
(c)	Not Annualized.
(d)	Annualized.

See Notes to Financial Statements.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2007

1. Organization
The Williams Capital Management Trust (the “Trust”) was organized as a Delaware statutory trust on August 1, 2002. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. The Williams Capital Liquid Assets Fund (the “Fund”), a series of the Trust, is a money market fund that seeks to provide its shareholders with a level of current income that is consistent with the goals of preservation of capital and liquidity. The Fund commenced operations on January 15, 2003. The Fund offers two classes of shares: Institutional Shares and Service Shares. The Service Shares have not yet commenced operations. Each class of shares in the Fund has identical rights and privileges except with respect to voting rights on matters affecting only that class of shares and the exchange privilege of each class of shares.

2. Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

Security Valuation:
Securities of the Fund are valued in accordance with Rule 2a-7 of the 1940 Act, at amortized cost, which approximates current market value. Under this method, securities are valued initially at cost when purchased. Thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation of securities held by the Fund is performed pursuant to procedures established by the Board of Trustees. The Fund seeks to maintain a net asset value per share of $1.00.

Security Transactions and Investment Income:
Security transactions are recorded on a trade date basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2007 (Continued)

Dividends and Distribution to Shareholders:
Dividends from net investment income are declared daily and paid monthly (if available) by the Fund. The Fund’s net realized capital gains (including net short-term capital gains), if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP.

Federal Income Taxes:
The Fund’s policy is to continue to meet the requirements of the Internal Revenue Code of 1986, as amended, that are applicable to regulated investment companies and to distribute taxable income sufficient to relieve the Fund from substantially all federal income and excise taxes. Therefore, no federal income tax provision is required.

Restricted and Illiquid Securities:
The Fund will not invest more than 10% of its net assets in illiquid securities. The Fund may invest in commercial paper issued in reliance on the so-called private placement exemption afforded by Section 4(2) of the Securities Act of 1933 (the “1933 Act”), as amended (“Section 4(2)paper”). Section 4(2) paper is restricted as to disposition under the federal securities laws and is generally sold to institutional investors that agree that they are purchasing the paper for investment and not for distribution. Section 4(2) paper and other such restricted securities (such as securities also exempt from registration under Rule 144A of the 1933 Act) will not be subject to the Fund’s percentage limitations on illiquid securities when Williams Capital Management, LLC (the “Adviser”) determines that a liquid trading market exists, pursuant to guidelines approved by the Board of Trustees.

Indemnification:
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that provide general indemnifications to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, management expects the risk of loss to be remote.

New Accounting Pronouncements:
On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2007 (Continued)

Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits or expenses resulting from tax positions not deemed to meet the more-likely-than-not threshold would be recorded in the year in which they arise. On December 22, 2006 the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for its fiscal year beginning after December 15, 2006. The Fund will have until April 30, 2008 to implement FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including but not limited to further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations and interpretations thereof.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, in the financial statements has not yet been determined.

3. Investment Adviser and Other Related Party Transactions
The Trust has entered into an investment advisory agreement with the Adviser. Under the agreement, the Adviser provides investment management services to the Fund and is entitled to receive from the Fund a fee, computed daily and payable monthly, at an annual rate of 0.12% of the value of its average daily net assets.

The Adviser has contractually agreed to waive fees and/or reimburse expenses to cap the Fund level operating expenses of the Institutional Shares of the Fund at 0.20%. For the period ended October 31, 2007, the Adviser waived fees of $33,382.

Each Trustee of the Fund, who is not considered to be an “interested person” as that term is defined in the 1940 Act (an “Independent Trustee”), is paid a fee of $12,000 per year plus out-of-pocket expenses related to attendance at Board meetings. Each Trustee who is considered to be an “interested person” as defined in the 1940 Act receives no remuneration for his or her services as a Trustee.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2007 (Continued)

Beginning January 29, 2007, The Bank of New York (“BNY”) serves as Administrator and Fund Accountant to the Fund. For these services BNY receives fees computed at an annual rate of the average daily net assets, subject to a minimum annual fee. UMB Fund Services, Inc. serves as Transfer Agent to the Fund. Prior to January 29, 2007, BISYS Fund Services Ohio, Inc. (“BISYS”), a wholly owned subsidiary of The BISYS Group, Inc., served as Administrator, Fund Accountant, and Transfer Agent to the Fund.

Organization expenses incurred in connection with the organization, initial registration and offering of the Trust were borne by the Adviser.

ALPS Distributors, Inc., serves as distributor (the “Distributor”) pursuant to the Distribution Agreement dated September 30, 2005. Pursuant to the Distribution Agreement, the Fund does not pay the Distributor a distribution fee for servicing the Institutional Shares. The Distributor is not obligated to sell any specific number of shares and will sell shares of the Fund on a continuous basis only against orders to purchase shares.

4. Principal Shareholders
As of October 31, 2007, there was one shareholder who owned greater than 10% of the Fund’s outstanding shares, representing 10.68% of the Fund.

5. Ratings Services
Moody’s Investor Services’ money market fund ratings are opinions of the investment quality of shares in mutual funds, which principally invest in short-term fixed income obligations. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield. Money market funds rated AAA are judged to be of an investment quality similar to AAA-rated fixed income obligations, that is, they are judged to be of the best quality.

Standard & Poor’s (“S&P”) money market fund is a safety rating, expressing S&P’s opinion of the ability of a fund to maintain principal value and to limit exposure to loss. S&P’s AAAm rating is the highest assigned to money market mutual funds. The rating is based on S&P’s analysis of a fund’s credit quality, liquidity, management, investment guidelines, strategies, and internal controls. The “m” denotes a money market fund and distinguishes the money market fund rating from S&P’s traditional debt rating.

6. Income Tax Information
On October 31, 2007, aggregate cost for federal income tax purposes was $794,731,448.

Williams Capital Liquid Assets Fund
Notes to Financial Statements
October 31, 2007 (Continued)

The tax character of distributions paid to shareholders during the years ended October 31, 2007 and October 31, 2006 was as follows:

		Long-term
	Ordinary Income	Capital Gains	Total
October 31, 2007	$44,542,137	—	$44,542,137
October 31, 2006	29,184,027	—	29,184,027

As of October 31, 2007, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed Ordinary Income	$1,931,811
Capital Loss Carry Forwards	(47,605)

$1,884,206

Capital loss carry forwards expire as follows:

10/31/2013	$18,507
10/31/2014	29,098

$47,605

The difference between book basis and tax basis distributable earnings are attributable to timing differences of distribution payments.

Williams Capital Liquid Assets Fund
Quarterly Portfolio Schedule
(Unaudited)

The Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q at the end of the first and third fiscal quarters within 60 days of the end of the quarter to which it relates. The Fund’s Forms N-Q will be available on the SEC’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees
Williams Capital Management Trust and
Shareholders of
Williams Capital Liquid Assets Fund

We have audited the accompanying statement of assets and liabilities of Williams Capital Liquid Assets Fund, a series of Williams Capital Management Trust, including the portfolio of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the financial statements and financial highlights based on our audits. The financial highlights for the year ended October 31, 2004 and for the period from January 15, 2003 to October 31, 2003 have been audited by other auditors, whose report dated December 15, 2004 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Williams Capital Liquid Assets Fund as of October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 14, 2007

Williams Capital Liquid Assets Fund
Trustees and Officers
October 31, 2007

				Number
		Term of		of Funds
		Office and		in Fund
	Position(s)	Length of	Principal Occupation	Complex
Name, Address,	Held with	Time	During Past	Overseen	Other Directorships
and Age	Fund	Served	Five Years	by Trustee	Held by Trustee

INDEPENDENT TRUSTEES:

Brian J. Heidtke (67) 585 Sparrowbush Road Wyckoff, New Jersey 07481	Trustee	Term: Indefinite Elected: December 2002	President of The Heidtke Foundation (philanthropy) (1998 to present); Vice President, Finance and Corporate Treasurer, Colgate Palmolive Company (consumer products) (1986 to 2000).	1	None

Desmond G. FitzGerald (63) 25 Carrington Drive Greenwich, CT 06831	Trustee	Term: Indefinite Elected: December 2002	Chairman, North American Properties Group (real estate), (1987 to present).	1	Chairman, U.S. Guaranteed Finance Corp.; Advisory Director, Bank of New York; Director, Hilliard Farber & Co., Inc.; and Director, Holland Series Fund, Inc.

John E. Hull (60) Andrew W. Mellon Foundation 140 East 52nd Street New York, NY 10021	Trustee	Term: Indefinite Elected: December 2002	Financial Vice President, Chief Investment Officer, Andrew W. Mellon Foundation (non-profit foundation) (2002 to present); Deputy Comptroller, Office of State Comptroller State of New York (1973 to 2002).	1	None

INTERESTED TRUSTEES:

Christopher J. Williams (49) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, Chairman of the Board of Trustees, and Chairman and Treasurer of the Fund	Term: Indefinite Elected: December 2002	Chairman and Chief Executive Officer of Williams Capital Management, LLC (2002 to present); Chairman and Chief Executive Officer of The Williams Capital Group, L.P. (one of the largest minority-owned investment banks in the U.S.) (1994 to present); and former Senior Vice President, Lehman Brothers, Inc. (from 1984 to 1992).	1	Director, Harrahs Entertainment, Inc.; Director, Wal-Mart Stores, Inc.

Dail St. Claire (47) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Trustee, President and Secretary of the Fund	Term: Indefinite Elected: December 2002	Managing Director of Williams Capital Management, LLC (2002 to present); First Vice President of Amalgamated Bank (2000 to 2001); Principal and Portfolio Manager for Utendahl Capital Management, L.P. (1993 to 2000); and Senior Investment Officer for the New York City Comptroller’s Office (1989 to 1993).	1	None

OFFICERS

Shayna J. Malnak (45) Williams Capital Management, LLC 845 Third Avenue 6th Floor New York, New York 10022	Chief Compliance Officer	Term: Indefinite Elected: March 2004	Employee of Williams Capital Management, LLC (2002 to present)	1	None

Lisa R. Grosswirth (44) The Bank of New York 101 Barclay Street 13th Floor East New York, New York 10286	Assistant Secretary	Term: Indefinite Elected: March 2007	Assistant Vice President of The Bank of New York (2004 to present); Supervisory Paralegal of The Dreyfus Corporation (1998 to 2004); and Senior Paralegal of SunAmerica Asset Management (1997 to 1998).	1	None

The Fund’s Statement of Additional Information contains additional information about the Fund’s Trustees and is available without charge, upon request, by calling 1-866-WCM-FUND.

(This Page Intentionally Left Blank)

INVESTMENT ADVISER
Williams Capital Management, LLC
570 Seventh Avenue, Suite 504
New York, NY 10018

FUND ADMINISTRATOR,
FUND ACCOUNTING AGENT
AND CUSTODIAN
The Bank of New York
One Wall Street
New York, NY 10286

TRANSFER AGENT
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233

DISTRIBUTOR
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

TRUST LEGAL COUNSEL
Sidley Austin LLP
787 Seventh Avenue
New York, NY 10019

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
Tait, Weller & Baker LLP
1818 Market St., Suite 2400
Philadelphia, PA 19103

12/07

Item 2.   Code of Ethics.
(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.
(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.
Item 3.   Audit Committee Financial Expert.
3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.
3(a)(2) The audit committee financial expert Brian J. Heidtke, who is “independent” for purposes of this Item 3 of Form N-CSR.
Item 4.   Principal Accountant Fees and Services.

	Current Year	Previous Year
Audit Fees	$24,800	$23,600
Audit-Related Fees	$0	$0
Tax Fees*	$2,700	$2,600
All Other Fees	$0	$0
* For review of Trust’s federal and state income tax returns.
The Trust’s Audit Committee Charter states the following with respect to pre-approval procedures:
Pre-Approval Requirements. Before the independent accountants are engaged by the Trust to render audit or non-audit services, either:
1. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at its next regularly scheduled meeting;
or
2. The engagement to render the auditing service or permissible non-audit service is entered into pursuant to pre-approval policies and procedures established by the Audit Committee. Any such policies and procedures must (1) be detailed as to the particular service and (2) not involve any delegation of the Audit Committee’s responsibilities to the investment adviser. The Audit Committee must be informed of each service entered into pursuant to the policies and procedures. A copy of any such policies and procedures shall be attached as an exhibit to the Audit Committee Charter.
De Minimis Exceptions to Pre-Approval Requirements. Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent accountants during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.
Pre-Approval of Non-Audit Services Provided to the Adviser and Certain Control Persons. The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent accountants to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent accountants’ engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. It shall be the responsibility of the independent accountants to notify the Audit Committee of any non-audit services that need to be pre-approved.
- Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the “total amount of revenues” calculation is based on the total amount of revenues paid to the independent accountants by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).
      (2) Zero percent of services described in each of paragraphs (b) through (d) of this Item that were not pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)
Not applicable
(g)
2006 = $ 0
2007 = $ 0
(h)
Not applicable
Item 5.  Audit Committee of Listed Registrants.
Not applicable.
Item 6.   Schedule of Investments.
Not applicable. Refer to item 1 of this report.
Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8.  Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10.   Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11.   Controls and Procedures.
(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12.   Exhibits.
(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable.
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Williams Capital Management Trust

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President

Date	January 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher J. Williams

Christopher J. Williams, Treasurer

Date	January 7, 2008

By (Signature and Title)*	/s/ Dail St. Claire

Dail St. Claire, President

Date	January 7, 2008